Earnings / (Loss) Per Share (EPS)	12 Months Ended
Dec. 31, 2015
Earnings / (Loss) Per Share (EPS) [Abstract]
Earnings / (Loss) Per Share (EPS)
16.          Earnings / (Loss) Per Share (EPS)

Basic EPS - Common Shares:

Numerator	2013	2014	2015
Net income / (loss)	$15,307,658	$2,623,515	$(26,968,751)
Less: Series B-1 Preferred Shares dividends	(1,077,090)	-	-
Less: Redemption of Series B-1 Preferred Shares	(2,062,788)	-	-
Less: Series C Preferred Shares dividends	(735,281)	(2,061,749)	(2,061,749)
Less: (Income) / loss attributable to non-vested share awards	(270,783)	(12,208)	556,088
Net income / (loss) available to common shareholders	$11,161,716	$549,558	$(28,474,412)

Denominator
Weighted average number of common shares outstanding, basic	23,587,529	28,636,900	30,587,269

Net income / (loss) per common share, basic	$0.47	$0.02	$(0.93)

Diluted EPS - Common Shares:

Numerator	2013	2014	2015
Net income / (loss)	$15,307,658	$2,623,515	$(26,968,751)
Less: Series B-1 Preferred Shares dividends	(1,077,090)	-	-
Less: Redemption of Series B-1 Preferred Shares	(2,062,788)	-	-
Less: Series C Preferred Shares dividends	(735,281)	(2,061,749)	(2,061,749)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	1,077,090	-	-
Less: (Income) / loss attributable to non-vested share awards	(270,783)	(12,208)	556,088
Net income / (loss) available to common shareholders	$12,238,806	$549,558	$(28,474,412)

Denominator
Weighted average number of common shares outstanding, basic	23,587,529	28,636,900	30,587,269
Effect of Series B-1 Preferred Shares, if converted to common shares	3,133,151	-	-
Weighted average number of common shares outstanding, diluted	26,720,680	28,636,900	30,587,269

Net income / (loss) per common share, diluted	$0.46	$0.02	$(0.93)

Weighted Average Number of Shares - Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares - Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company's Stock Incentive Plan, common shares issuable upon exercise of the Company's outstanding warrants and common shares issuable upon conversion of all outstanding convertible preferred shares, are included in the shares outstanding under the treasury stock method, unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 489,000 (2014: 505,500, 2013: 614,170) non-vested share awards and 7,480,833 (2014: 7,480,833, 2013: 1,333,333) warrants in calculating dilutive EPS for its common shares as of December 31, 2015, as they were anti-dilutive.